Income Taxes - Components of Total Benefit from Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Federal			$ 0	$ 0	$ 0
State			5	7	1
International			840	221	108
Total current tax expense			845	228	109
Deferred
Federal			(6,086)	(12,468)	(7,111)
State			(202)	(1,473)	(1,172)
International			(1,144)
Total deferred tax benefit	$ (162)	$ (1,402)	(7,432)	(13,941)	(8,283)
Total benefit from income taxes	$ (65)	$ (1,325)	$ (6,587)	$ (13,713)	$ (8,174)